Share-based Compensation - Allocation of recognized period costs and expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 3,713	¥ 7,881	¥ 9,582
Income tax benefit recognized for share-based compensation				¥ 0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,737	2,802	3,052
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,115	1,842	1,704
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	273	2,215	3,244
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	588	1,022	1,582
Share Options and Restricted Share Unit
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 3,700	¥ 7,900	¥ 9,600